PRINCIPAL ACTIVITIES AND ORGANIZATION - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Net loss	¥ (3,849,838)	$ (604,125)	¥ (1,649,174)	¥ (2,909,443)
Net cash used in operating activities	2,589,040	$ 406,300	1,611,788	1,966,946
Accumulated deficit	(13,532,800)		(9,387,528)	(7,282,800)	$ (2,123,600)
Working capital	841,800		¥ 1,448,400	¥ 1,314,800	132,100
Losses on inventory, property, equipment, right of use assets (net of corresponding lease liabilities) and intangible assets	¥ 466,200				$ 73,200
Customer concentration | Net revenue
Percent of total net revenue and total cost of revenue of a discontinued business	90.00%	90.00%	90.00%	90.00%
Customer concentration | Net revenue | On-demand Distributed Mini Warehouse (DMW) service and next-day delivery business
Concentration risk (in percentage)	90.00%	90.00%	90.00%	90.00%
Customer concentration | Total cost of revenue | On-demand Distributed Mini Warehouse (DMW) service and next-day delivery business
Concentration risk (in percentage)	90.00%	90.00%	90.00%	90.00%